Geographic Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of revenue by geographic area
The following table disaggregates the Company’s revenue by geographic area for the years ended December 31, 2021, 2020, and 2019 (dollars in thousands):

	Years Ended December 31,
	2021	2020	2019
United States	$111,836	$97,034	$90,522
Americas (excluding United States)	2,808	1,870	1,227
Asia	4,450	3,509	864
Europe	137	132	142

Total revenue	$119,231	$102,545	$92,755

Schedule of property and equipment, net by location
The following table summarizes total property and equipment, net in the respective locations at December 31, 2021 and 2020 (dollars in thousands):

	December 31, 2021	December 31, 2020
United States	$1,989	$3,174
Americas (excluding United States)	367	192
Asia	654	139

Property and equipment, net	$3,010	$3,505